Taxes	6 Months Ended
Jun. 30, 2025
Taxes
Taxes

12.	Taxes
12.1.	Income taxes

	Current assets		Current liabilities		Non-current liabilities
	06.30.2025	12.31.2024	06.30.2025	12.31.2024	06.30.2025	12.31.2024
Taxes in Brazil
Income taxes (1)	634	405	35	698	384	330
Income taxes - Tax settlement programs	−	−	58	49	207	200
	634	405	93	747	591	530
Taxes abroad (1)	1	6	563	653	−	−
Total	635	411	656	1,400	591	530
(1) It includes uncertain tax treatments (see note 12.1.1).

Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Net income (loss) before income taxes	15,517	6,600	6,411	(352)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(5,275)	(2,243)	(2,179)	120
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	465	508	465	508
Different jurisdictional tax rates for companies abroad	464	527	229	240
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(111)	(142)	(41)	(92)
Tax incentives	95	9	66	(22)
Effects of the global minimum tax	(109)	-	(56)	-
Internal transfer prices adjustments for operations between related parties abroad	(165)	-	(86)	-
Tax loss carryforwards (unrecognized tax losses)	1	83	-	27
Enrollment in the tax settlement program	-	(155)	-	(155)
Post-employment benefits	(208)	(652)	(94)	(531)
Results of equity-accounted investments in Brazil and abroad	43	(132)	15	(97)
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	30	48	17	27
Others	5	29	10	2
Income taxes	(4,765)	(2,120)	(1,654)	27
Deferred income taxes	(2,341)	1,405	(1,126)	1,070
Current income taxes	(2,424)	(3,525)	(528)	(1,043)
Effective tax rate of income taxes	30.7%	32.1%	25.8%	7.7%
(1) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.

Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	Jan-Jun/2025	Jan-Jun/2024
Opening balance	(548)	(9,945)
Recognized in the statement of income for the period	(2,341)	1,405
Recognized in shareholders’ equity	(3,238)	2,499
Translation adjustment	(446)	1,066
Use of tax loss carryforwards	(43)	(1)
Others	19	(3)
Closing balance	(6,597)	(4,979)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	06.30.2025	12.31.2024
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,730)	(6,286)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,958	3,462
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(12,567)	(8,518)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(18,593)	(16,043)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(1,085)	2,636
Leasings	Appropriation of the considerations	13,536	10,829
Provision for decommissioning costs	Payments and use of provisions	10,321	9,118
Provision for legal proceedings	Payments and use of provisions	928	818
Tax loss carryforwards	Taxable income compensation	995	976
Inventories	Sales, write-downs and losses	491	424
Employee Benefits	Payments and use of provisions	1,354	1,191
Others		795	845
Total		(6,597)	(548)
Deferred tax assets		1,005	922
Deferred tax liabilities		(7,602)	(1,470)

12.1.1.	Uncertain tax treatments on income taxes

As of June 30, 2025, the Company has US$ 833 (US$ 767 as of December 31, 2024) of uncertain tax treatments, provisioned in the statement of financial position, mainly related to the deduction of amounts paid in the basis of calculation of income taxes in Brazil, as well as to the incidence of Corporate Income Tax (CIT) on transactions abroad, related to judicial and administrative proceedings. In addition, the Company has US$ 5,673 of uncertain tax treatments (US$ 5,229 as of December 31, 2024), unprovisioned, in Brazil and abroad, on income taxes related to judicial and administrative proceedings.

As of June 30, 2025, the Company has other positions that can be considered as uncertain tax treatments on income taxes amounting to US$ 5,420 (US$ 4,274 as of December 31, 2024), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras believes that such positions are likely to be accepted by the tax authorities (including judicial courts).

Thus, as of June 30, 2025, the total amount of uncertain tax treatments amounts to US$ 11,927 (US$ 10,270 as of December 31, 2024), for which Petrobras will continue to defend its position.

12.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	06.30.2025	12.31.2024	06.30.2025	12.31.2024	06.30.2025	12.31.2024	06.30.2025	12.31.2024
Taxes in Brazil
Current / Non-current ICMS (VAT)	567	461	684	599	1,209	916	−	−
Current / Non-current PIS and COFINS (2)	586	1,043	2,607	2,044	413	373	173	134
Claim to recover PIS and COFINS	−	−	663	590	−	−	−	−
Production taxes	−	−	−	−	1,570	1,509	78	87
Withholding income taxes	−	−	−	−	117	294	−	−
Others	49	45	390	344	232	169	91	80
Total in Brazil	1,202	1,549	4,344	3,577	3,541	3,261	342	301
Taxes abroad	5	6	38	24	12	23	−	−
Total	1,207	1,555	4,382	3,601	3,553	3,284	342	301
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.
(2) In January and February 2025, the Company used credits arising from the tax settlement program which the Company enrolled in June 2024, which ended legal disputes over relevant litigation related to the incidence of taxes on remittances abroad, to compensate tax debts.

12.3.	Enrollment in the tax settlement program

In June 2024, Petrobras enrolled in a tax settlement program proposed by the Brazilian National Treasury by means of the Transaction Notice PGFN-RFB 6/2024, closing relevant litigation related to the taxation of remittances abroad, arising from contracts relating to the chartering of vessels and rendering of services, settling debts under dispute (contingent liabilities) relating to the taxation of CIDE, PIS and COFINS, from 2008 to 2013. This program brought economic benefits, avoiding costs with judicial guarantees, and included a 65% discount on the debt under dispute in Brazilian reais. The payment of the tax settlement was completed in the second half of 2024, as disclosed in the consolidated financial statements as of December 31, 2024, note 17.3.

The effects of enrollment in this program resulted in a US$ 2,085 expense in the second quarter of 2024, net of reimbursements to Petrobras made by partners in E&P consortia of the amounts corresponding to their respective interests, whose enrollments in this program were approved by June 30, 2024.

Other taxes	790
Net finance income (expense)	2,149
Income taxes	(854)
Total effect on the statement of income	2,085